SUPPLEMENT DATED NOVEMBER 21, 2008 TO THE PROSPECTUS OF
MARKET VECTORS ETF TRUST
Dated May 1, 2008

This Supplement updates certain information contained in the above-dated Prospectus for Market Vectors ETF Trust (the “Trust”) regarding Market Vectors—Agribusiness ETF, Market Vectors—Coal ETF, Market Vectors—Environmental Services ETF, Market Vectors—Gaming ETF, Market Vectors—Global Alternative Energy ETF, Market Vectors—Gold Miners ETF, Market Vectors—Nuclear Energy ETF, Market Vectors—Russia ETF and Market Vectors—Steel ETF, each a series of the Trust. You may obtain copies of the Funds’ Prospectus free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

Effective November 21, 2008, each of Market Vectors—Agribusiness ETF, Market Vectors—Environmental Services ETF, Market Vectors—Gaming ETF, Market Vectors—Gold Miners ETF, Market Vectors—Nuclear Energy ETF and Market Vectors—Steel ETF (the “Funds”) will transfer their primary listings to the NYSE Arca, Inc. and are no longer listed on the American Stock Exchange. All references to American Stock Exchange and Amex are hereby replaced with “NYSE Arca, Inc.” and “NYSE Arca,” respectively. These changes have no effect on the Funds’ investment objective and strategies.

No assurance can be given as to the continued listing of the Shares of each Fund or the liquidity or trading market for the Shares.

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The principal business address of the Trust, the Funds, Van Eck Associates Corporation and Van Eck Securities Corporation has been changed to 335 Madison Avenue, 19th Floor, New York, New York 10017. All references to the former address of 99 Park Avenue, 8th Floor, New York, New York, 10016 are hereby deleted and replaced with 335 Madison Avenue, 19th Floor, New York, New York 10017.

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Effective November 24, 2008:

The name of the Amex Environmental Services Index has been changed to “NYSE Arca Environmental Services Index.” All references to Amex Environmental Services Index are hereby replaced with NYSE Arca Environmental Services Index.

The name of the Amex Gold Miners Index has been changed to “NYSE Arca Gold Miners Index.” All references to Amex Gold Miners Index are hereby replaced with NYSE Arca Gold Miners Index.

The name of the Amex Steel Index has been changed to “NYSE Arca Steel Index.” All references to Amex Steel Index are hereby replaced with NYSE Arca Steel Index.

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As a result of the foregoing name changes, effective November 24, 2008, the fifth and sixth paragraphs under the heading entitled “License Agreements” are hereby deleted and replaced with the following:

The Adviser has entered into a licensing agreement with Archipelago Holdings Inc., an indirect wholly owned subsidiary of NYSE Euronext, to use the respective Index of each of the Market Vectors—Environmental Services ETF, Market Vectors—Gold Miners ETF and Market Vectors—Steel ETF. Each of the Market Vectors—Environmental Services ETF, Market Vectors—Gold Miners ETF and Market Vectors—Steel ETF is.

entitled to use its respective Index pursuant to a sublicensing arrangement with the Adviser.

The NYSE Arca Environmental Services Index, a trademark of NYSE Euronext or its affiliates (“NYSE Euronext”), is licensed for use by the Adviser in connection with the Market Vectors—Environmental Services ETF. NYSE Euronext neither sponsors nor endorses Market Vectors—Environmental Services ETF and makes no warranty or representation as to the accuracy and/or completeness of the NYSE Arca Environmental Services Index or results to be obtained by any person from using the NYSE Arca Environmental Services Index in connection with trading of Market Vectors—Environmental Services ETF.

The NYSE Arca Gold Miners Index, a trademark of NYSE Euronext, is licensed for use by the Adviser in connection with Market Vectors—Gold Miners ETF. NYSE Euronext neither sponsors nor endorses Market Vectors—Gold Miners ETF and makes no warranty or representation as to the accuracy and/or completeness of the NYSE Arca Gold Miners Index or results to be obtained by any person from using the NYSE Arca Gold Miners Index in connection with trading Market Vectors—Gold Miners ETF.

The NYSE Arca Steel Index, a trademark of NYSE Euronext, is licensed for use by the Adviser in connection with the Market Vectors—Steel ETF. NYSE Euronext neither sponsors nor endorses Market Vectors—Steel ETF and makes no warranty or representation as to the accuracy and/or completeness of the NYSE Arca Steel Index or the results to be obtained by any person from the using the NYSE Arca Steel Index in connection with trading Market Vectors—Steel ETF.

THE SHARES OF EACH OF THE MARKET VECTORS—ENVIRONMENTAL SERVICES ETF, MARKET VECTORS—GOLD MINERS ETF AND MARKET VECTORS—STEEL ETF ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY NYSE EURONEXT. NYSE EURONEXT, AS INDEX COMPILATION AGENT (THE “INDEX COMPILATION AGENT”), MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE SHARES OF MARKET VECTORS—ENVIRONMENTAL SERVICES ETF, MARKET VECTORS—GOLD MINERS ETF AND MARKET VECTORS—STEEL ETF OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE SHARES OF THE MARKET VECTORS—ENVIRONMENTAL SERVICES ETF, MARKET VECTORS—GOLD MINERS ETF AND MARKET VECTORS—STEEL ETF PARTICULARLY OR THE ABILITY OF THE INDICES IDENTIFIED HEREIN TO TRACK STOCK MARKET PERFORMANCE. NYSE EURONEXT IS THE LICENSOR OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES, INCLUDING THE NYSE ARCA ENVIRONMENTAL SERVICES INDEX, NYSE ARCA GOLD MINERS INDEX AND NYSE ARCA STEEL INDEX. EACH INDEX IS DETERMINED, COMPOSED AND CALCULATED WITHOUT REGARD TO THE SHARES OF THE MARKET VECTORS—ENVIRONMENTAL SERVICES ETF, MARKET VECTORS—GOLD MINERS ETF AND MARKET VECTORS—STEEL ETF OR THE ISSUER THEREOF. THE INDEX COMPILATION AGENT IS NOT RESPONSIBLE FOR, NOR HAS IT PARTICIPATED IN, THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE SHARES OF THE MARKET VECTORS—ENVIRONMENTAL SERVICES ETF, MARKET VECTORS—GOLD MINERS ETF AND MARKET VECTORS—STEEL ETF TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE SHARES ARE REDEEMABLE. THE INDEX COMPILATION AGENT HAS NO OBLIGATION OR LIABILITY TO OWNERS OF THE SHARES OF THE MARKET VECTORS—ENVIRONMENTAL SERVICES ETF, MARKET VECTORS—GOLD MINERS ETF AND MARKET VECTORS—STEEL

ETF IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE SHARES OF THE MARKET VECTORS—ENVIRONMENTAL SERVICES ETF, MARKET VECTORS—GOLD MINERS ETF AND MARKET VECTORS—STEEL ETF.

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The Bank of New York has changed its name to “The Bank of New York Mellon.” All references to The Bank of New York are hereby replaced with “The Bank of New York Mellon (formerly known as The Bank of New York).”

Please retain this supplement for future reference.

SUPPLEMENT DATED NOVEMBER 21, 2008 TO THE PROSPECTUS OF
MARKET VECTORS ETF TRUST
Dated August 25, 2008

This Supplement updates certain information contained in the above-dated Prospectus for Market Vectors ETF Trust (the “Trust”) regarding Market Vectors—RVE Hard Assets Producers ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

Effective November 21, 2008, the Fund will transfer its primary listing to the NYSE Arca, Inc. and is no longer listed on the American Stock Exchange. All references to American Stock Exchange and Amex are hereby replaced with “NYSE Arca, Inc.” and “NYSE Arca,” respectively. These changes have no effect on the Fund’s investment objective and strategies.

No assurance can be given as to the continued listing of the Shares of the Fund or the liquidity or trading market for the Shares.

*        *        *

The principal business address of the Trust, the Fund, Van Eck Associates Corporation and Van Eck Securities Corporation has been changed to 335 Madison Avenue, 19th Floor, New York, New York 10017. All references to the former address of 99 Park Avenue, 8th Floor, New York, New York, 10016 are hereby deleted and replaced with 335 Madison Avenue, 19th Floor, New York, New York 10017.

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The Bank of New York has changed its name to “The Bank of New York Mellon.” All references to The Bank of New York are hereby replaced with “The Bank of New York Mellon (formerly known as The Bank of New York).”

Please retain this supplement for future reference.

SUPPLEMENT DATED NOVEMBER 21, 2008 TO THE PROSPECTUS OF
MARKET VECTORS ETF TRUST
Dated August 29, 2008

This Supplement updates certain information contained in the above-dated Prospectus for Market Vectors ETF Trust (the “Trust”) regarding Market Vectors—Intermediate Municipal Index ETF, Market Vectors—Long Municipal Index ETF and Market Vectors—Short Municipal Index ETF (the “Funds”), each a series of the Trust. You may obtain copies of the Funds’ Prospectus free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

Effective November 21, 2008, the Funds will transfer their primary listings to the NYSE Arca, Inc. and are no longer listed on the American Stock Exchange. All references to American Stock Exchange and Amex are hereby replaced with “NYSE Arca, Inc.” and “NYSE Arca,” respectively. These changes have no effect on the Funds’ investment objective and strategies.

No assurance can be given as to the continued listing of the Shares of each Fund or the liquidity or trading market for the Shares.

*        *        *

The principal business address of the Trust, the Funds, Van Eck Associates Corporation and Van Eck Securities Corporation has been changed to 335 Madison Avenue, 19th Floor, New York, New York 10017. All references to the former address of 99 Park Avenue, 8th Floor, New York, New York, 10016 are hereby deleted and replaced with 335 Madison Avenue, 19th Floor, New York, New York 10017.

*        *        *

The Bank of New York has changed its name to “The Bank of New York Mellon.” All references to The Bank of New York are hereby replaced with “The Bank of New York Mellon (formerly known as The Bank of New York).”

Please retain this supplement for future reference.

SUPPLEMENT DATED NOVEMBER 21, 2008 TO THE PROSPECTUS OF
MARKET VECTORS ETF TRUST
Dated April 21, 2008

This Supplement updates certain information contained in the above-dated Prospectus for Market Vectors ETF Trust (the “Trust”) regarding Market Vectors—Solar Energy ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

Effective November 21, 2008, the Fund will transfer its primary listing to the NYSE Arca, Inc. and is no longer listed on the American Stock Exchange. All references to American Stock Exchange and Amex are hereby replaced with “NYSE Arca, Inc.” and “NYSE Arca,” respectively. These changes have no effect on the Fund’s investment objective and strategies.

No assurance can be given as to the continued listing of the Shares of the Fund or the liquidity or trading market for the Shares.

*        *        *

The principal business address of the Trust, the Fund, Van Eck Associates Corporation and Van Eck Securities Corporation has been changed to 335 Madison Avenue, 19th Floor, New York, New York 10017. All references to the former address of 99 Park Avenue, 8th Floor, New York, New York, 10016 are hereby deleted and replaced with 335 Madison Avenue, 19th Floor, New York, New York 10017.

*        *        *

The Bank of New York has changed its name to “The Bank of New York Mellon.” All references to The Bank of New York are hereby replaced with “The Bank of New York Mellon (formerly known as The Bank of New York).”

Please retain this supplement for future reference.